UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                March 31, 2006

Check here if Amendment [ ]; Amendment Number:________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                  Name:       Leucadia National Corporation
                                  Address:    315 Park Avenue South, 20th Floor
                               New York, NY 10010

Form 13F File Number:                         028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph A. Orlando
Title:   Vice President and Chief Financial Officer
Phone:   212-460-1900

Signature, Place, and Date of Signing:

/s/ Joseph A. Orlando                     New York, NY           May 11, 2006
-----------------------------------       -------------          ------------
           [SIGNATURE]                    [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         8
Form 13F Information Table Value Total:   $81,233


List of Other Included Managers:

No.           Form 13F File Number              Name


























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
                           FORM 13F INFORMATION TABLE

             Col. 1                     Col. 2         Col. 3          Col. 4                    Col. 5
            ------                     ------          ------          ------     ----------------------------------
                                                                        Value       Shrs or        Sh/         Put/
        Name of Issuer             Title of Class       Cusip         (x$1000)      Prn Amt        Prn         Call
        --------------             --------------       -----         --------      -------        ---         ----
Accelrys Inc                             COM         00430U 10 3          254        34,917         SH
EASTMAN CHEM CO                          COM         277432 10 0       56,452     1,103,000         SH
FEI Co                                   COM         30241L 10 9          526        26,515         SH
International Assets Holding Co          COM         459028 10 6       14,196     1,384,985         SH
Parkervision Inc                         COM         701354 10 2        8,441       773,680         SH
Symyx Technologies                       COM         87155S 10 8          555        20,000         SH
UAL CORP                                 COM         902549 80 7          215         5,395         SH
Veeco Instruments Inc. Del               COM         922417 10 0          594        25,420         SH




** TABLE CONTINUED **

             Col. 1                            Col. 6      Col. 7                      Col. 8
            ------                             ------      ------         -------------------------------
                                            Investment     Other                 Voting Authority
        Name of Issuer                      Discretion    Managers        Sole          Shared       None
        --------------                      ----------    --------        ----          ------       ----
Accelrys Inc                                   SOLE                       34,917
EASTMAN CHEM CO                                SOLE                    1,103,000
FEI Co                                         SOLE                       26,515
International Assets Holding Co                SOLE                    1,384,985
Parkervision Inc                               SOLE                      773,680
Symyx Technologies                             SOLE                       20,000
UAL CORP                                       SOLE                        5,395
Veeco Instruments Inc. Del                     SOLE                       25,420



** TABLE COMPLETE **





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